[LORD ABBETT LOGO]

2002 SEMI-ANNUAL REPORT

LORD ABBETT
U.S. GOVERNMENT
  MONEY MARKET FUND

FOR THE SIX-MONTH PERIOD ENDED DECEMBER 31, 2002

(Unaudited)
--------------------------------------------------------------------------------

LORD ABBETT U.S. GOVERNMENT MONEY MARKET FUND
SEMI-ANNUAL REPORT
FOR THE SIX MONTHS ENDED DECEMBER 31, 2002

DEAR SHAREHOLDERS: We are pleased to provide an overview of the Fund's strategies and performance for the six months ended December 31, 2002. On this and the following pages, we discuss the factors that influenced performance.

     Thank you for investing in Lord Abbett Mutual Funds. We value the trust that you place in us and look forward to serving your investment needs in the years to come.

BEST REGARDS,

/s/ Robert S. Dow

ROBERT S. DOW
CHAIRMAN

--------------------------------------------------------------------------------
Q. HOW DID LORD ABBETT U.S. GOVERNMENT MONEY MARKET FUND PERFORM OVER THE SIX MONTHS ENDED DECEMBER 31, 2002?

A. The U.S. Government Money Market Fund (Class A shares) ended the final six months of 2002 with total net assets of $240.3 million and a seven-day current yield of 0.3%.(1) For the six months ended December 31, 2002, the U.S. Government Money Market Fund returned 0.4%,(2) compared with its peer group, as measured by the Lipper U.S. Government Money Market Funds Average, 0.5%.(3) PLEASE REFER TO PAGE 2 FOR STANDARDIZED AVERAGE ANNUAL TOTAL RETURNS.

Q. WHAT WERE THE MOST SIGNIFICANT FACTORS AFFECTING PERFORMANCE?

A. In general, portfolio yield kept pace with short-term interest rates, which fell to 40-year lows. Consistent with its objective to provide current income with minimum credit risk, the Fund remained invested in high-quality, short-term securities issued by the U.S. Treasury(4) and certain U.S. government agency securities. We maintained an average maturity of approximately 21.9 days and concentrated on specific areas of the money market yield curve that we expected to provide the highest incremental yield.

Q. PLEASE DESCRIBE THE MARKET CONDITIONS DURING THE REPORTING PERIOD?

A. The U.S. economic recovery remained fragile in the period but seemed to gain strength in the final two months of the year, following the Federal Reserve Board's generous 50-basis point cut in the federal funds' rate. Treasuries remained the investment vehicle of choice among investors, especially in light of the seemingly ever-present geopolitical risks.

    In the mortgage-backed securities (MBS) market, declining interest rates triggered renewed concerns about a massive refinancing wave. Broadly speaking, MBS valuations come under pressure in falling interest-rate

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(Unaudited)
--------------------------------------------------------------------------------

environments since, as individuals are incented to refinance their mortgages, mortgage investors are compelled to reinvest at lower rates. Reflecting that concern, MBS yield spreads (the difference in yields between MBS and Treasuries) widened, reversing the narrowing trend that had been in place earlier in the year. By year-end, however, the refinancing wave was showing signs of a slowdown.

The final quarter of 2002 proved to be a critical one in terms of the direction of the U.S. financial markets. After months of volatility and wide corporate bond spreads, the tone of the credit market started to improve. Volatility measures declined, credit spreads tightened and, buoyed by a resilient consumer, the equity markets produced the second sustained rally of the year. As concern over corporate credit waned, the flight to quality abated. In the quarter, Treasury yields rose, reversing a year-long decline. In October alone, the yield on the benchmark 10-year Treasury bond rose more than 60 basis points. All of this occurred against a backdrop of modestly improved third-quarter corporate earnings and strengthening balance sheets.

Q. PLEASE DISCUSS THE FUND'S ECONOMIC OUTLOOK AND POSITIONING.

A. As we move into the year 2003, the economy and the financial markets are at a crossroads. Clearly, credit market conditions have improved, but risks remain. Many industries have excess capacity and pricing power remains slack. A constellation of risks exists, of which war is only one element. Policy responses to a tepid recovery are likely to exacerbate budget deficits already growing at a startling rate. The Fed is reaching the limit of its easing ability but appears in no hurry to reverse course. Market indicators of likely changes to fed funds levels suggest the earliest possible tightening to be June.

    Given this outlook, we will continue to take advantage of pullbacks to buy relatively longer-dated paper and maintain average maturities slightly longer than 30 days.

STANDARDIZED AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIOD ENDED DECEMBER 31, 2002 REFLECT PERFORMANCE OF CLASS A SHARES WITH ALL DISTRIBUTIONS REINVESTED. 1 YEAR:
0.85%; 5 YEARS: 3.69%; 10 YEARS: 3.87%.

(1) The Fund's Class A current yield refers to the income generated by an investment in the Fund over a seven-day period, which is then annualized. The yield quotation more closely reflects the current earnings of the Fund than the one-year total return quotation.

(2) Reflects performance at the net asset value of Class A shares, with all distributions reinvested, for the period ended 12/31/02.

(3) Lipper Inc. is a nationally recognized organization that reports on mutual fund total return performance and calculates fund rankings. Peer averages are based on universes of funds with similar investment objectives. Peer group averages include reinvested dividends and capital gains, if any, and exclude sales charges. Source: Lipper Inc.(C)2002 REUTERS All rights reserved. Any copying, republication or redistribution of Lipper content is expressly prohibited without the prior written consent of Lipper.

(4) Unlike U.S. Treasury securities, an investment in the Fund is neither insured nor guaranteed by the U.S. Government.

(Unaudited)
--------------------------------------------------------------------------------

IMPORTANT PERFORMANCE AND OTHER INFORMATION

A NOTE ABOUT RISK: See Notes to Financial Statements for a discussion of investment risks. For a more detailed discussion of the risks associated with the Fund please see the Fund's Prospectus.

PERFORMANCE: PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. BECAUSE OF ONGOING MARKET VOLATILITY, FUND PERFORMANCE MAY BE SUBJECT TO SUBSTANTIAL FLUCTUATION. The investment return and principal value of an investment in the Fund will fluctuate so that shares, on any given day or when redeemed, may be worth more or less than their original cost. Except where noted, comparative fund performance does not account for the deduction of sales charges and would be different if sales charges were included. The Fund offers several classes of shares with distinct pricing options. For a full description of the differences in pricing alternatives, please see the Prospectus.

The Fund's portfolio is actively managed and, therefore, allocations are subject to change.

MUTUAL FUNDS ARE NOT INSURED BY THE FDIC, ARE NOT DEPOSITS OR OTHER OBLIGATIONS OF, OR GUARANTEED BY BANKS, AND ARE SUBJECT TO INVESTMENT RISKS INCLUDING POSSIBLE LOSS OF PRINCIPAL AMOUNT INVESTED. ALTHOUGH THE FUND SEEKS TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE FUND. For more complete information about this or any Lord Abbett Mutual Fund, including risks, charges and ongoing expenses, please call your Investment Professional or Lord Abbett Distributor LLC at 888-522-2388 for a Prospectus. An investor should read the Prospectus carefully before investing.

SCHEDULE OF INVESTMENTS (UNAUDITED)
DECEMBER 31, 2002

                                                                                   PRINCIPAL
                                             INTEREST      MATURITY                   AMOUNT       AMORTIZED
INVESTMENTS                                      RATE          DATE     RATING+        (000)            COST
------------------------------------------------------------------------------------------------------------
U.S. GOVERNMENT AGENCY OBLIGATIONS 90.37%

FEDERAL HOME LOAN BANK                           1.49%     1/8/2003         A1+     $  5,000   $   4,998,755
FEDERAL HOME LOAN BANK                           1.24%     1/9/2003         A1+        5,000       4,998,792
FEDERAL HOME LOAN BANK                           1.24%    1/15/2003         A1+        5,000       4,997,758
FEDERAL HOME LOAN BANK                           1.25%    1/24/2003         A1+       10,000       9,992,360
FEDERAL HOME LOAN MORTGAGE CORP.                 1.67%     1/2/2003         A1+       10,000      10,000,000
FEDERAL HOME LOAN MORTGAGE CORP.                 1.24%     1/7/2003         A1+        5,000       4,999,138
FEDERAL HOME LOAN MORTGAGE CORP.                 1.24%    1/14/2003         A1+       10,000       9,995,861
FEDERAL HOME LOAN MORTGAGE CORP.                 1.24%    1/17/2003         A1+       10,000       9,994,824
FEDERAL HOME LOAN MORTGAGE CORP.                 1.69%    1/23/2003         A1+        5,000       4,995,054
FEDERAL HOME LOAN MORTGAGE CORP.                 1.26%    1/28/2003         A1+        5,000       4,995,445
FEDERAL HOME LOAN MORTGAGE CORP.                 1.24%    1/30/2003         A1+       10,000       9,990,337
FEDERAL HOME LOAN MORTGAGE CORP.                 1.27%     2/4/2003         A1+        5,000       4,994,175
FEDERAL HOME LOAN MORTGAGE CORP.                 1.23%     2/6/2003         A1+       10,000       9,988,021
FEDERAL HOME LOAN MORTGAGE CORP.                 1.27%    2/12/2003         A1+       10,000       9,985,524
FEDERAL HOME LOAN MORTGAGE CORP.                 1.25%    2/13/2003         A1+        5,000       4,992,696
FEDERAL HOME LOAN MORTGAGE CORP.                 1.24%    2/18/2003         A1+       10,000       9,983,809
FEDERAL HOME LOAN MORTGAGE CORP.                 1.27%    2/28/2003         A1+        5,000       4,989,942
FEDERAL HOME LOAN MORTGAGE CORP.                 1.27%    3/13/2003         A1+       15,000      14,962,947
FEDERAL HOME LOAN MORTGAGE CORP.                 1.27%    3/20/2003         A1+       10,000       9,972,824
FEDERAL NATIONAL MORTGAGE ASSOC.                 1.69%     1/3/2003         A1+       10,000       9,999,529
FEDERAL NATIONAL MORTGAGE ASSOC.                 1.24%     1/6/2003         A1+       10,000       9,998,620
FEDERAL NATIONAL MORTGAGE ASSOC.                 1.27%     1/7/2003         A1+        5,000       4,999,117
FEDERAL NATIONAL MORTGAGE ASSOC.                 1.44%     1/8/2003         A1+        5,000       4,998,797
FEDERAL NATIONAL MORTGAGE ASSOC.                 1.26%    1/10/2003         A1+       10,000       9,997,197
FEDERAL NATIONAL MORTGAGE ASSOC.                 1.29%    1/10/2003         A1+        5,000       4,998,566
FEDERAL NATIONAL MORTGAGE ASSOC.                 1.26%    1/13/2003         A1+        5,000       4,998,073
FEDERAL NATIONAL MORTGAGE ASSOC.                 1.27%    1/13/2003         A1+        5,000       4,998,058
FEDERAL NATIONAL MORTGAGE ASSOC.                 1.28%    1/15/2003         A1+        5,000       4,997,687
FEDERAL NATIONAL MORTGAGE ASSOC.                 1.27%    1/16/2003         A1+       10,000       9,995,056
FEDERAL NATIONAL MORTGAGE ASSOC.                 1.26%    1/21/2003         A1+       10,000       9,993,344
FEDERAL NATIONAL MORTGAGE ASSOC.                 1.69%    1/22/2003         A1+        5,000       4,995,290
FEDERAL NATIONAL MORTGAGE ASSOC.                 1.27%     2/3/2003         A1+        5,000       4,994,349
FEDERAL NATIONAL MORTGAGE ASSOC.                 1.25%     2/5/2003         A1+        5,000       4,994,086
FEDERAL NATIONAL MORTGAGE ASSOC.                 1.28%    2/20/2003         A1+        5,000       4,991,283
FEDERAL NATIONAL MORTGAGE ASSOC.                 1.27%    2/25/2003         A1+        5,000       4,990,470
FEDERAL NATIONAL MORTGAGE ASSOC.                 1.28%    3/19/2003         A1+       10,000       9,972,966
FEDERAL NATIONAL MORTGAGE ASSOC.                 1.27%    3/26/2003         A1+        5,000       4,985,355
                                                                                                 ===========
TOTAL                                                                                            269,726,105
                                                                                                 ===========

                       SEE NOTES TO FINANCIAL STATEMENTS.

DECEMBER 31, 2002

                                                                       PRINCIPAL
                                               INTEREST      MATURITY     AMOUNT        AMORTIZED
INVESTMENTS                                        RATE          DATE      (000)             COST
------------------------------------------------------------------------------------------------------------
SHORT-TERM INVESTMENT 9.77%

REPURCHASE AGREEMENT 9.77%
REPURCHASE AGREEMENT DATED 12/31/2002,
WITH STATE STREET BANK & TRUST CO. COLLATERALIZED
BY $29,690,000 OF FEDERAL HOME LOAN
MORTGAGE CORP., 1.75% DUE 12/5/2003;
VALUE - $29,760,692; PROCEEDS: $29,174,603         1.15%     1/2/2003   $ 29,173    $  29,172,739
                                                                                    =============
TOTAL INVESTMENTS 100.14%                                                           $ 298,898,844*
                                                                                    =============

  * Cost for federal income tax purposes is $298,898,844. Average maturity of investments: 27.8 days.
  + Ratings are unaudited.

                       SEE NOTES TO FINANCIAL STATEMENTS.

STATEMENT OF ASSETS AND LIABILITIES (UNAUDITED)

December 31, 2002

ASSETS:
   Investments in securities, at amortized cost                    $ 298,898,844
   Receivables:
     Interest                                                              1,864
     From affiliate                                                       18,376
   Prepaid expenses                                                       55,207
--------------------------------------------------------------------------------
   TOTAL ASSETS                                                      298,974,291
--------------------------------------------------------------------------------
LIABILITIES:
   Payables:
     Management fee                                                      131,750
     12b-1 distribution fees                                              27,583
     Directors' fees                                                     139,591
     Dividends                                                           119,721
     To affiliate                                                          9,507
   Accrued expenses                                                       58,352
--------------------------------------------------------------------------------
   TOTAL LIABILITIES                                                     486,504
================================================================================
NET ASSETS                                                         $ 298,487,787
================================================================================
COMPOSITION OF NET ASSETS:
Paid-in capital                                                    $ 298,487,528
Undistributed net investment income                                          259
--------------------------------------------------------------------------------
NET ASSETS                                                         $ 298,487,787
================================================================================
NET ASSETS BY CLASS:
Class A Shares                                                     $ 240,325,749
Class B Shares                                                     $  42,383,650
Class C Shares                                                     $  15,778,388

OUTSTANDING SHARES BY CLASS:
Class A Shares                                                       240,325,515
Class B Shares                                                        42,383,632
Class C Shares                                                        15,778,381

NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE
   (NET ASSETS DIVIDEND BY OUTSTANDING SHARES):
Class A Shares-Net asset value                                     $        1.00
Class B Shares-Net asset value                                     $        1.00
Class C Shares-Net asset value                                     $        1.00
================================================================================

                       SEE NOTES TO FINANCIAL STATEMENTS.

STATEMENT OF OPERATIONS (UNAUDITED)
For the Six Months Ended December 31, 2002

INVESTMENT INCOME:
Interest                                                           $  2,607,966
EXPENSES:
Management fee                                                          772,852
12b-1 distribution plan-Class B                                         157,712
Shareholder servicing                                                   435,204
Reports to shareholders                                                  40,893
Registration                                                             30,950
Fund accounting                                                          17,405
Custody                                                                   4,518
Professional                                                             23,359
Directors' fees                                                           4,316
Pricing                                                                   1,707
Other                                                                     4,601
-------------------------------------------------------------------------------
Gross expenses                                                        1,493,517
   Expense reductions                                                      (455)
   12b-1 distribution plan-Class B reimbursement                        (48,930)
-------------------------------------------------------------------------------
NET EXPENSES                                                          1,444,132
-------------------------------------------------------------------------------
NET INVESTMENT INCOME                                                 1,163,834
===============================================================================

                       SEE NOTES TO FINANCIAL STATEMENTS.

STATEMENTS OF CHANGES IN NET ASSETS

                                                SIX MONTHS ENDED
                                               DECEMBER 31, 2002         YEAR ENDED
INCREASE IN NET ASSETS                                (UNAUDITED)      JUNE 30, 2002
OPERATIONS:
Net investment income                            $     1,163,834    $     3,468,829
===================================================================================
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income
   Class A                                            (1,032,988)        (3,247,108)
   Class B                                               (60,212)          (135,369)
   Class C                                               (70,634)           (86,352)
-----------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS TO SHAREHOLDERS                   (1,163,834)        (3,468,829)
===================================================================================
CAPITAL SHARE TRANSACTIONS:
Proceeds from sales of shares                        399,466,229        713,385,913
Reinvestment of distributions                          1,119,199          3,472,177
Cost of shares reacquired                           (366,035,966)      (674,845,965)
-----------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS
   RESULTING FROM CAPITAL SHARE TRANSACTIONS          34,549,462         42,012,125
-----------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS                            34,549,462         42,012,125
===================================================================================
NET ASSETS:
Beginning of period                                  263,938,325        221,926,200
-----------------------------------------------------------------------------------
END OF PERIOD                                    $   298,487,787    $   263,938,325
===================================================================================
UNDISTRIBUTED NET INVESTMENT INCOME              $           259    $           259
===================================================================================

                        SEE NOTES TO FINANCIAL STATEMENTS.

FINANCIAL HIGHLIGHTS

                                                 SIX MONTHS
                                                   ENDED                             YEAR ENDED 6/30
                                                 12/31/2002      ---------------------------------------------------------
                                                 (UNAUDITED)       2002        2001        2000        1999       1998
PER SHARE OPERATING PERFORMANCE (CLASS A SHARES)
NET ASSET VALUE,
  BEGINNING OF PERIOD                              $    1.00     $    1.00   $    1.00   $    1.00   $    1.00   $    1.00
                                                   =========     =========   =========   =========   =========   =========
Investment operations
  Net investment income                                    -(b)        .01         .05         .05         .04         .05
  Net realized gain                                        -             -           -(b)        -           -           -
                                                   ---------     ---------   ---------   ---------   ---------   ---------
    Total from investment
      operations                                           -(b)        .01         .05         .05         .04         .05
                                                   ---------     ---------   ---------   ---------   ---------   ---------
Distributions to shareholders
  from net investment income                               -(b)       (.01)       (.05)       (.05)       (.04)       (.05)
                                                   ---------     ---------   ---------   ---------   ---------   ---------
NET ASSET VALUE, END OF PERIOD                     $    1.00     $    1.00   $    1.00   $    1.00   $    1.00   $    1.00
                                                   =========     =========   =========   =========   =========   =========
Total Return(a)                                          .41%(c)      1.48%       5.02%       4.93%       4.36%       4.79%

RATIOS TO AVERAGE NET ASSETS
  Expenses, including waiver and
    expense reductions                                   .43%(c)       .86%        .87%        .84%        .76%        .83%
  Expenses, excluding waiver and
    expense reductions                                   .43%(c)       .87%        .90%        .84%        .76%        .83%
  Net investment income                                  .41%(c)      1.46%+      4.89%+      4.79%       4.31%       4.68%

                                                 SIX MONTHS
                                                   ENDED                         YEAR ENDED 6/30
                                                 12/31/2002       --------------------------------------------------------------
SUPPLEMENTAL DATA:                               (UNAUDITED)          2002        2001        2000        1999       1998
================================================================================================================================
Net assets, end of period (000)                    $ 240,326      $ 227,169   $ 201,174   $ 190,817   $ 184,600   $ 162,631
================================================================================================================================

                      SEE NOTES TO FINANCIAL STATEMENTS.

                                                 SIX MONTHS
                                                   ENDED                               YEAR ENDED 6/30
                                                 12/31/2002         -------------------------------------------------------
                                                 (UNAUDITED)          2002       2001       2000        1999        1998
PER SHARE OPERATING PERFORMANCE (CLASS B SHARES)
NET ASSET VALUE,
  BEGINNING OF PERIOD                              $    1.00      $    1.00   $    1.00   $    1.00   $    1.00   $    1.00
                                                   =========      =========   =========   =========   =========   =========
Investment operations
  Net investment income                                    -(b)         .01         .04         .04         .04         .04
  Net realized gain                                        -              -           -(b)        -           -           -
                                                   ---------      ---------   ---------   ---------   ---------   ---------
    Total from investment
      operations                                           -(b)         .01         .04         .04         .04         .04
                                                   ---------      ---------   ---------   ---------   ---------   ---------
Distributions to shareholders
  from net investment income                               -(b)        (.01)       (.04)       (.04)       (.04)       (.04)
                                                   ---------      ---------   ---------   ---------   ---------   ---------
NET ASSET VALUE, END OF PERIOD                     $    1.00      $    1.00   $    1.00   $    1.00   $    1.00   $    1.00
                                                   =========      =========   =========   =========   =========   =========
Total Return(a)                                          .14%(c)        .80%       4.24%       4.13%       3.76%       4.01%

RATIOS TO AVERAGE NET ASSETS
  Expenses, including waiver
    and expense reductions                               .69%(c)       1.53%       1.62%       1.59%       1.52%       1.59%
  Expenses, excluding waiver
    and expense reductions                               .81%(c)       1.62%       1.65%       1.59%       1.52%       1.59%
  Net investment income                                  .15%(c)        .71%+      4.14%+      4.01%       3.52%       3.96%

                                                 SIX MONTHS
                                                   ENDED                         YEAR ENDED 6/30
                                                 12/31/2002       --------------------------------------------------------------
SUPPLEMENTAL DATA:                               (UNAUDITED)          2002        2001        2000        1999       1998
================================================================================================================================
Net assets, end of period (000)                    $  42,384      $  26,000   $  14,059   $   8,987   $  11,188   $   1,760
================================================================================================================================

                         SEE NOTES TO FINANCIAL STATEMENTS.

                                                 SIX MONTHS
                                                   ENDED                                  YEAR ENDED 6/30
                                                 12/31/2002       ---------------------------------------------------------
                                                 (UNAUDITED)         2002        2001        2000        1999       1998
PER SHARE OPERATING PERFORMANCE (CLASS C SHARES)
NET ASSET VALUE,
  BEGINNING OF PERIOD                              $    1.00      $    1.00   $    1.00   $    1.00   $    1.00   $    1.00
                                                   =========      =========   =========   =========   =========   =========
Investment operations
  Net investment income                                    -(b)         .01         .05         .05         .04         .05
  Net realized gain                                        -              -           -(b)        -           -           -
                                                   ---------      ---------   ---------   ---------   ---------   ---------
    Total from investment
      operations                                           -(b)         .01         .05         .05         .04         .05
                                                   ---------      ---------   ---------   ---------   ---------   ---------
Distributions to shareholders
  from net investment income                               -(b)        (.01)       (.05)       (.05)       (.04)       (.05)
                                                   ---------      ---------   ---------   ---------   ---------   ---------
NET ASSET VALUE, END OF PERIOD                     $    1.00      $    1.00   $    1.00   $    1.00   $    1.00   $    1.00
                                                   =========      =========   =========   =========   =========   =========
Total Return(a)                                          .41%(c)       1.48%       5.02%       4.93%       4.36%       4.79%

RATIOS TO AVERAGE NET ASSETS
  Expenses, including waiver and
    expense reductions                                   .43%(c)        .86%        .87%        .84%        .76%        .84%
  Expenses, excluding waiver and
    expense reductions                                   .43%(c)        .87%        .90%        .84%        .76%        .84%
  Net investment income                                  .41%(c)       1.46%+      4.89%+      4.78%       4.27%       4.73%

                                                 SIX MONTHS
                                                   ENDED                         YEAR ENDED 6/30
                                                 12/31/2002       --------------------------------------------------------------
SUPPLEMENTAL DATA:                               (UNAUDITED)          2002        2001        2000        1999       1998
================================================================================================================================
Net assets, end of period (000)                    $  15,778      $  10,769   $   6,693   $   1,929   $   5,193   $     738
================================================================================================================================

  + The ratios have been determined on a Fund basis.
(a) Total return assumes the reinvestment of all distributions.
(b) Amount is less than $.01
(c) Not annualized.

                      SEE NOTES TO FINANCIAL STATEMENTS.

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

1. ORGANIZATION

Lord Abbett U.S. Government Securities Money Market Fund, Inc. (the "Fund") is an open-end management investment company incorporated under Maryland law on May 9, 1979. The Fund is registered under the Investment Company Act of 1940 (the "Act") as a diversified, open-end management investment company.

The investment objective of the Fund is to seek high current income and preservation of capital through investments in high quality, short-term, liquid securities. The Fund offers three classes of shares: Classes A, B, and C. There are no front end sales charges on shares of each class, although a contingent deferred sales charge ("CDSC") may be applied to each class of shares as follows: Class A shares acquired through an exchange; Class B shares redeemed before the sixth anniversary of purchase; Class C shares redeemed before the first anniversary of purchase.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which permit management to make certain estimates and assumptions that affect the reported amounts and disclosures at the date of the financial statements. Actual results could differ from those estimates.

2.  SIGNIFICANT ACCOUNTING POLICIES

(a) INVESTMENT VALUATION-The Fund values securities utilizing the amortized cost method, which approximates market value. Under this method, all investments purchased at a discount or premium are valued by amortizing the difference between the original purchase price and maturity value of the issue over the period to maturity. Securities purchased at face value are valued at cost, which approximates market value.

(b) SECURITY TRANSACTIONS-Security transactions are recorded as of the date that the securities are purchased or sold (trade date). Realized gains and losses on sales of portfolio securities are calculated using the identified-cost method.

(c) INVESTMENT INCOME-Interest income is recorded on the accrual basis. Investment income is allocated to each class of shares based upon the relative proportion of net assets at the beginning of the day.

(d) FEDERAL TAXES-It is the policy of the Fund to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no federal income tax provision is required.

(e) EXPENSES-Expenses, excluding class specific expenses are allocated to each class of shares based upon the relative proportion of net assets at the beginning of the day. Class B shares bear all expenses related to their 12b-1 Distribution Plan.

(f) REPURCHASE AGREEMENTS-The Fund may enter into repurchase agreements with respect to securities. A repurchase agreement is a transaction in which the Fund acquires a security and simultaneously commits to resell that security to the seller (a bank or securities dealer) on an agreed-upon date. The Fund requires at all times that the repurchase agreement be collateralized by cash or U.S. Government securities having a value equal to, or in excess of, the value of the repurchase agreement (including accrued interest). If the seller of the agreement defaults on its obligation to repurchase the underlying securities at a time when the value of these securities has declined, the Fund may incur a loss upon disposition of them.

3. MANAGEMENT FEES AND OTHER TRANSACTIONS WITH AFFILIATES

MANAGEMENT FEES

The Fund has a management agreement with Lord, Abbett & Co. LLC ("Lord Abbett") pursuant to which Lord Abbett supplies the Fund with investment management services and executive and other personnel, pays the remuneration of officers, provides office space and pays for ordinary and necessary office and clerical expenses relating to research and statistical work and supervision of the Fund's investment portfolio. The management fee is based on average daily net assets at the following annual rates:

--------------------------------------------------------
First $250 million                                  .50%
Next $250 million                                   .45%
Over $500 million                                   .40%

12b-1 DISTRIBUTION PLAN

The Fund has adopted a distribution plan (the "Plan") with respect to one or more classes of shares pursuant to Rule 12b-1 of the Act, which provides for the payment of ongoing distribution and service fees to Lord Abbett Distributor LLC ("Distributor"), an affiliate of Lord Abbett. The fees are accrued daily at annual rates based upon average daily net assets as follows:

FEE                                            CLASS A(1)   CLASS B   CLASS C(1)
--------------------------------------------------------------------------------
Service and distribution fee                       .15%       .75%(2)    .25%

(1) The Fund has not activated the Class A and Class C Plans, and therefore, no payments are authorized currently under the Plans.

(2) For the period ended December 31, 2002, Distributor voluntarily reimbursed ..12% (not annualized) of 12b-1 distribution expenses.

Effective January 1, 2003, Lord Abbett began providing certain administrative services to the Fund pursuant to an Administrative Services Agreement at an annual rate of .04% of the Fund's average daily net assets. This will result in Lord Abbett paying Fund Accounting expenses that were previously charged to the Fund.

One Director and certain of the Fund's officers have an interest in Lord Abbett.

4.  DISTRIBUTIONS

Dividends from net investment income are declared daily and paid monthly.

5.  DIRECTORS' REMUNERATION

The Fund's officers and the one Director who is associated with Lord Abbett do not receive any compensation from the Fund for serving in such capacities. Outside Directors' fees are allocated among all Lord Abbett-sponsored funds based on the net assets of each fund. There is an equity based plan available to all outside Directors under which outside Directors must defer receipt of a portion of, and may elect to defer receipt of an additional portion of Directors' fees. The deferred amounts are treated as though equivalent dollar amounts have been invested proportionately in the Fund. Such amounts and earnings accrued thereon are included in

Directors' fees on the Statement of Operations and in Directors' fees payable on the Statement of Assets and Liabilities and are not deductible for federal income tax purposes until such amounts are paid.

6.  EXPENSE REDUCTIONS

The Fund has entered into arrangements with its transfer agent and custodian whereby credits realized as a result of uninvested cash balances were used to reduce a portion of the Fund's expenses.

7.  CUSTODIAN AND ACCOUNTING AGENT

State Street Bank and Trust Company ("SSB") is the Fund's custodian and accounting agent. SSB performs custodian functions, and accounting and record keeping functions, relating to portfolio transactions and calculating the Fund's net asset value.

8.  INVESTMENT RISKS

The Fund's yield may vary in response to changes in interest rates and other market factors.

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corp. or any other government agency. Although the Fund seeks to preserve the value of an investment at $1.00 per share, it is possible to lose money by investing in the Fund.

9.  SUMMARY OF CAPITAL TRANSACTIONS

The Fund has authorized 1,500,000,000 shares of $0.001 par value capital stock designated as follows: 800,000,000 Class A shares, 400,000,000 Class B shares and 300,000,000 Class C shares.

                                              FOR THE SIX MONTHS ENDED                          YEAR ENDED
                                                     DECEMBER 31, 2002                       JUNE 30, 2002
----------------------------------------------------------------------------------------------------------
CLASS A SHARES                            SHARES           AMOUNT              SHARES          AMOUNT
----------------------------------------------------------------------------------------------------------
SHARES SOLD                             333,239,364    $   333,239,364      658,365,239    $   658,365,239
REINVESTMENT OF DISTRIBUTIONS             1,009,184          1,009,184        3,258,882          3,258,882
SHARES REACQUIRED                      (321,092,374)      (321,092,374)    (635,628,293)      (635,628,293)
----------------------------------------------------------------------------------------------------------
INCREASE                                 13,156,174    $    13,156,174       25,995,828    $    25,995,828
----------------------------------------------------------------------------------------------------------
CLASS B SHARES
----------------------------------------------------------------------------------------------------------
Shares sold                              40,216,931    $    40,216,931       35,190,779    $    35,190,779
Reinvestment of distributions                48,535             48,535          133,311            133,311
Shares reacquired                       (23,881,540)       (23,881,540)     (23,383,741)       (23,383,741)
----------------------------------------------------------------------------------------------------------
Increase                                 16,383,926    $    16,383,926       11,940,349    $    11,940,349
----------------------------------------------------------------------------------------------------------
CLASS C SHARES
----------------------------------------------------------------------------------------------------------
Shares sold                              26,009,934    $    26,009,934       19,829,895    $    19,829,895
Reinvestment of distributions                61,480             61,480           79,984             79,984
Shares reacquired                       (21,062,052)       (21,062,052)     (15,833,931)       (15,833,931)
----------------------------------------------------------------------------------------------------------
Increase                                  5,009,362    $     5,009,362        4,075,948    $     4,075,948
----------------------------------------------------------------------------------------------------------

HOUSEHOLDING:

The Fund has adopted a policy that allows it to send only one copy of a Fund's prospectus, proxy material, annual report and semi-annual report to certain shareholders residing at the same "household." This reduces the Fund's expenses, which benefits you and other shareholders. If you need additional copies or do not want your mailings to be "householded," please call Lord Abbett at 800-821-5129 or send a written request with your name, the name of your fund or funds, and your account number or numbers to Lord Abbett Family of Funds, P.O. Box 219100, Kansas City, MO 64121.

   [LORD ABBETT LOGO]

  This report when not used for the general information of shareholders of the Fund is to be distributed only if preceded or accompanied by a current Fund Prospectus.

                 LORD ABBETT U.S. GOVERNMENT SECURITIES MONEY MARKET FUND, INC.

Lord Abbett Mutual Fund shares are distributed by:
             LORD ABBETT DISTRIBUTOR LLC
90 Hudson Street - Jersey City, New Jersey 07302-3973
                                                                     LAMM-3-1202
                                                                          (2/03)